GOODWILL AND INTANGIBLE ASSETS (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 25, 2012	Dec. 27, 2011
Goodwill [Line Items]
Amortization	$ 2,900,000	$ 9,800,000	$ 25,000,000
Goodwill, Impairment Loss	0		0
Member Relationships
Goodwill [Line Items]
Intangible Asset Disposals	16,300,000	40,200,000
Management Contracts
Goodwill [Line Items]
Intangible Asset Disposals	0	1,700,000
Other
Goodwill [Line Items]
Intangible Asset Disposals	400,000	0
Glendale Racquet Club, Inc [Member]
Goodwill [Line Items]
Proceeds from Divestiture of Businesses		5,900,000
Goodwill, Impairment Loss		6,500,000
Unclassified Indefinite-lived Intangible Assets [Member]
Goodwill [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		100,000
Unclassified Indefinite-lived Intangible Assets [Member] | Impairment Of Assets [Member]
Goodwill [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	2,443,000	140,000	1,223,000
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	642,000	563,000	1,065,000
Level 3 | Trade Names [Member] | Impairment Of Assets [Member]
Goodwill [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)	0	360,000	50,000
Indefinite-lived Intangible Assets (Excluding Goodwill), Fair Value Disclosure	$ 0	$ 490,000	$ 1,100,000